Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
This disclosure has been prepared in accordance with the SEC’s pay-versus-performance rules in Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect the value of compensation actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions. For a discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” section above.
The following table shows the information for the past five fiscal years of (i) the “2024 Summary Compensation Table” total compensation for our principal executive officer (“PEO”) and, on an average basis, our non-PEO NEOs; (ii) the “compensation actually paid” to our PEO and, on an average basis, our non-PEO NEOs (in each case, as determined in accordance with SEC rules); (iii) our total stockholder return; (iv) our peer group total stockholder return; (v) our net income; and (vi) our Adjusted EBITDA.
Pay-Versus-Performance Table

Year(1)	Summary Compensation for Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On		Net Income ($M)	Adjusted EBITDA ($M)(5)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
2024	8,222,800	(1,867,673)	2,794,597	831,127	155.50	123.45	211.8	443.8
2023	16,613,200	22,231,884	3,647,608	4,661,216	225.80	121.70	267.1	425.2
2022	6,754,639	10,072,293	1,943,041	286,518	201.68	116.36	150.6	342.9
2021	8,148,659	13,139,273	3,292,294	4,992,770	190.62	145.57	139.9	289.8
2020	1,137,554	1,137,554	1,118,132	1,085,922	104.83	133.00	(8.1)	221.7

(1)	The PEO and other NEOs for the applicable years were as follows:
•	2024: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Grashoff (other NEOs)
•	2023: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Bavaro, Richard Denness (other NEOs)
•	2022: Mr. Rademacher (PEO); Mr. Shapiro, Harriet Booker, Mr. Denness, Mr. Smyser (other NEOs)
•	2021: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other NEOs)
•	2020: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Mr. Berman (other NEOs)
(2)
The dollar amounts reported represent the amount of “compensation actually paid” as calculated in accordance with SEC rules. “Compensation actually paid” represents a new required calculation of compensation that differs significantly from the “Summary Compensation Table” calculation of compensation, each NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in “Compensation Discussion and Analysis” above. The amounts in the table above are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards that remain subject to forfeiture if the vesting conditions are not satisfied. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in a manner consistent with the fair value methodology used for financial reporting purposes.

(3)
The following table shows the amounts deducted from and added to the “2024 Summary Compensation Table” total compensation to calculate “compensation actually paid” to our PEO and our other NEOs in 2024.

	2024
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from “2024 Summary Compensation Table”	8,222,800	2,794,597
Adjustments for Equity Awards
Subtract Stock and Option Award values in “2024 Summary Compensation Table”	($6,000,000)	($1,825,000)
Add year-end fair value of unvested awards granted in the current year, calculated in accordance with ASC 718	$4,161,500	$1,265,833
Add/(Subtract) the difference between fair value as of the end of 2024 and fair values as of the end of 2023 for awards granted in prior years that are outstanding and unvested at the end of 2024, calculated in accordance with ASC 718	($7,316,600)	($1,244,302)
Add fair values at vest date for awards granted and vested in current year	$0	$0
Add/(Subtract) difference in fair values between 2023 year-end fair values and vest date fair values for awards granted in prior years that vested in current year	($935,372)	($160,001)
(Subtract) fair value at the end of 2023 for any awards forfeited during 2024	$0	$0
Add dividends or dividend equivalents paid on stock or option awards in 2024 prior to vesting if not otherwise included in total compensation for 2024	$0	$0
Total Adjustments for Equity Awards	($10,090,473)	($1,963,470)
Compensation Actually Paid (as calculated)	($1,867,673)	$831,127

(4)
Pursuant to SEC rules, company and peer group total stockholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019 through the end of the listed year. The peer group TSR set forth in this table utilizes the S&P Health Care Services Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act and included in our 2024 Annual Report. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
Adjusted EBITDA is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” to our NEOs to company performance for 2024, and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K under the Exchange Act. Adjusted EBITDA is a non-GAAP financial measure. Please refer to the reconciliation of this non-GAAP financial measure to the comparable GAAP financial measure in Appendix A of this Proxy Statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEO and other NEOs for the applicable years were as follows:
•	2024: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Grashoff (other NEOs)
•	2023: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Bavaro, Richard Denness (other NEOs)
•	2022: Mr. Rademacher (PEO); Mr. Shapiro, Harriet Booker, Mr. Denness, Mr. Smyser (other NEOs)
•	2021: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other NEOs)
•	2020: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Mr. Berman (other NEOs)

Peer Group Issuers, Footnote
(4)
Pursuant to SEC rules, company and peer group total stockholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019 through the end of the listed year. The peer group TSR set forth in this table utilizes the S&P Health Care Services Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act and included in our 2024 Annual Report. Historic stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 8,222,800	$ 16,613,200	$ 6,754,639	$ 8,148,659	$ 1,137,554
PEO Actually Paid Compensation Amount	$ (1,867,673)	22,231,884	10,072,293	13,139,273	1,137,554
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the “2024 Summary Compensation Table” total compensation to calculate “compensation actually paid” to our PEO and our other NEOs in 2024.

	2024
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from “2024 Summary Compensation Table”	8,222,800	2,794,597
Adjustments for Equity Awards
Subtract Stock and Option Award values in “2024 Summary Compensation Table”	($6,000,000)	($1,825,000)
Add year-end fair value of unvested awards granted in the current year, calculated in accordance with ASC 718	$4,161,500	$1,265,833
Add/(Subtract) the difference between fair value as of the end of 2024 and fair values as of the end of 2023 for awards granted in prior years that are outstanding and unvested at the end of 2024, calculated in accordance with ASC 718	($7,316,600)	($1,244,302)
Add fair values at vest date for awards granted and vested in current year	$0	$0
Add/(Subtract) difference in fair values between 2023 year-end fair values and vest date fair values for awards granted in prior years that vested in current year	($935,372)	($160,001)
(Subtract) fair value at the end of 2023 for any awards forfeited during 2024	$0	$0
Add dividends or dividend equivalents paid on stock or option awards in 2024 prior to vesting if not otherwise included in total compensation for 2024	$0	$0
Total Adjustments for Equity Awards	($10,090,473)	($1,963,470)
Compensation Actually Paid (as calculated)	($1,867,673)	$831,127

Non-PEO NEO Average Total Compensation Amount	$ 2,794,597	3,647,608	1,943,041	3,292,294	1,118,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 831,127	4,661,216	286,518	4,992,770	1,085,922
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table shows the amounts deducted from and added to the “2024 Summary Compensation Table” total compensation to calculate “compensation actually paid” to our PEO and our other NEOs in 2024.

	2024
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from “2024 Summary Compensation Table”	8,222,800	2,794,597
Adjustments for Equity Awards
Subtract Stock and Option Award values in “2024 Summary Compensation Table”	($6,000,000)	($1,825,000)
Add year-end fair value of unvested awards granted in the current year, calculated in accordance with ASC 718	$4,161,500	$1,265,833
Add/(Subtract) the difference between fair value as of the end of 2024 and fair values as of the end of 2023 for awards granted in prior years that are outstanding and unvested at the end of 2024, calculated in accordance with ASC 718	($7,316,600)	($1,244,302)
Add fair values at vest date for awards granted and vested in current year	$0	$0
Add/(Subtract) difference in fair values between 2023 year-end fair values and vest date fair values for awards granted in prior years that vested in current year	($935,372)	($160,001)
(Subtract) fair value at the end of 2023 for any awards forfeited during 2024	$0	$0
Add dividends or dividend equivalents paid on stock or option awards in 2024 prior to vesting if not otherwise included in total compensation for 2024	$0	$0
Total Adjustments for Equity Awards	($10,090,473)	($1,963,470)
Compensation Actually Paid (as calculated)	($1,867,673)	$831,127

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Performance Measures
In accordance with SEC rules, the following table lists the financial performance measures that, in our assessment, represent the most important financial performance measures used to link “compensation actually paid” to our NEOs to company performance for 2024, as further described in “Compensation Discussion and Analysis” above.
 Adjusted EBITDA
 Adjusted EBITDA Growth
 Cash Flow from Operations Growth
 Incentive EBITDA
 Revenue
 Revenue Growth
 Stock Price

Total Shareholder Return Amount	$ 155.5	225.8	201.68	190.62	104.83
Peer Group Total Shareholder Return Amount	123.45	121.7	116.36	145.57	133
Net Income (Loss)	$ 211,800,000	$ 267,100,000	$ 150,600,000	$ 139,900,000	$ (8,100,000)
Company Selected Measure Amount	443,800,000	425,200,000	342,900,000	289,800,000	221,700,000
PEO Name	Mr. Rademacher	Mr. Rademacher	Mr. Rademacher	Mr. Rademacher	Mr. Rademacher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” to our NEOs to company performance for 2024, and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K under the Exchange Act. Adjusted EBITDA is a non-GAAP financial measure. Please refer to the reconciliation of this non-GAAP financial measure to the comparable GAAP financial measure in Appendix A of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Incentive EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,090,473)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,161,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,316,600)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(935,372)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,963,470)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,825,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,265,833
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,244,302)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,001)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0